IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	1 day
Positive trading days	98.00%
Percentage of P&C deposits in bank's total funding	70.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity	$ (1,610)	$ (1,284)	$ (1,496)
Increase (decrease) to economic value of shareholders	114
NII Sensitivity	1,135	2,000	1,213
Increase (decrease) to net interest income from last period	(78)
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity	1,056	543	1,102
Increase (decrease) to economic value of shareholders	(46)
NII Sensitivity	(1,216)	$ (1,481)	$ (1,381)
Increase (decrease) to net interest income from last period	$ (165)